Share-Based Payments (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 Quantity	Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award vesting period, years	4 years
Paramount [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Amendment to content license agreement with studio		During the fourth quarter of 2011, we entered into an amendment to the revenue sharing license agreement with Paramount, which provided, among other things, that:Paramount waived its current termination right to end the licensing arrangement at the end of 2011;Paramount received, at its sole discretion, the option for two, one-year extensions following the initial five-year agreement term, which ends at the end of 2014 (each exercised extension would provide for a grant of 50,000 shares of restricted stock vesting at the beginning of each extension);the content license period was extended from 26 weeks to 52 weeks; and Paramount was granted 100,000 shares of restricted stock which will vest according to the vesting schedule of the current restricted stock purchase agreement with Paramount.
Initial content license agreement period	6 months 2 days
Amended content license agreement period	1 year
Number of content license agreement one-year extension periods	2
Restricted shares granted for one-year extension of content license agreement		50,000
Restricted shares granted under amendment to content license agreement		100,000
Sony [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Amendment to content license agreement with studio	During the third quarters of 2011 and 2012, our agreement with Sony was amended. The amendments primarily consist of: the scheduled vesting of certain shares of restricted stock was extended from August 1, 2011 to August 1, 2012; the number of weeks we can offer Sony content in our kiosks was extended from 26 weeks to 52 weeks. In addition; Sony waived its termination right to end its DVD licensing arrangement with Redbox at the end of September 2012 and gave Redbox the option to license Blu-ray DVD product as part of the arrangement; and Sony received, at its sole discretion, the option for two one-year extensions following the initial five-year agreement term, which was scheduled to end in September 2014.
Initial content license agreement period	6 months 2 days
Amended content license agreement period	1 year
Number of content license agreement one-year extension periods	2
Awards Granted To Executives And Non Employee Directors [Member] | Stock Options [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award vesting period, years	4 years
Share-based payment award expiration period, years	Jun. 30, 2022
Awards Granted To Executives And Non Employee Directors [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award vesting period, years	4 years
Awards Granted To Employees And Executives [Member] | Stock Options [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award vesting period, years	4 years
Awards Granted To Employees And Executives [Member] | Stock Options [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award expiration period, years	Jun. 30, 2017
Awards Granted To Employees And Executives [Member] | Stock Options [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award expiration period, years	Jun. 17, 2022
Awards Granted To Non Employee Directors [Member] | Stock Options [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award vesting period, years	5 years
Share-based payment award expiration period, years	Jun. 30, 2022
Awards Granted To Non Employee Directors [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award vesting period, years	1 year
Performance-based Restricted Stock Awards Granted to Executives [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award vesting period, years	3 years